Quarterly Holdings Report
for
Fidelity® Tactical Bond ETF
May 31, 2025
TBE-NPRT3-0725
1.9906546.102
Asset-Backed Securities - 1.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	73,699	71,192
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	103,328	99,996
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		171,188
UNITED STATES - 0.8%
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	115,938	114,101
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	24,875	25,104
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	24,875	24,279
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	24,875	24,428
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	24,875	24,413
TOTAL UNITED STATES		212,325
TOTAL ASSET-BACKED SECURITIES (Cost $362,651)		383,513

Bank Loan Obligations - 1.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.428% 9/13/2029 (c)(d)(e)(f)	113	113
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (c)(d)(e)(g)	8,000	7,900
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (c)(d)(e)	10,972	10,079
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (c)(d)(e)	997	888
TOTAL FRANCE		10,967
UNITED STATES - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (c)(d)(e)	2,016	1,527
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (c)(d)(e)(g)	8,965	8,245
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (c)(d)(e)(g)	7,035	6,470
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (c)(d)(e)	9,987	9,878
		26,120
Media - 0.0%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (c)(d)(e)	2,992	2,951
TOTAL COMMUNICATION SERVICES		29,071

Consumer Discretionary - 0.6%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (c)(d)(e)	9,955	9,432
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (c)(d)(e)	26,728	22,758
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	8,454	7,767
		30,525
Hotels, Restaurants & Leisure - 0.3%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 9/18/2026 (c)(d)(e)	1,998	1,997
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (c)(d)(e)	8,972	8,714
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (c)(d)(e)	10,000	9,910
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (c)(d)(e)	5,987	5,545
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (c)(d)(e)	7,979	7,755
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (c)(d)(e)	23,839	22,898
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (c)(d)(e)	995	962
		57,781
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (c)(d)(e)	11,998	10,551
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (c)(d)(e)	4,968	4,921
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (c)(d)(e)	9,974	9,916
		25,388
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (c)(d)(e)	7,809	6,992
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (c)(d)(e)	5,960	5,320
		12,312
TOTAL CONSUMER DISCRETIONARY		135,438

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (c)(d)(e)	4,036	3,733
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (c)(d)(e)	1,173	1,085
		4,818
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (c)(d)(e)	40,000	21,644
Financials - 0.1%
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (c)(d)(e)(g)	5,000	4,950
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (c)(d)(e)	9,000	8,913
		13,863
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (c)(d)(e)	7,000	6,746
TOTAL FINANCIALS		20,609

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (c)(d)(e)	2,781	2,461
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (c)(d)(e)	3,000	2,936
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (c)(d)(e)	4,963	3,330
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (c)(d)(e)(g)	10,000	9,926
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (c)(d)(e)	7,035	6,969
		25,622
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (c)(d)(e)	10,000	9,476
TOTAL HEALTH CARE		35,098

Industrials - 0.1%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (c)(d)(e)	3,000	2,699
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (c)(d)(e)	7,957	6,615
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (c)(d)(e)	9,962	9,299
		15,914
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (c)(d)(e)	5,959	5,504
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (c)(d)(e)	7,979	7,719
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (c)(d)(e)	997	935
QXO Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2804% 4/30/2032 (c)(d)(e)	1,867	1,870
		10,524
TOTAL INDUSTRIALS		34,641

Information Technology - 0.4%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (c)(d)(e)	10,000	10,086
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (c)(d)(e)	1,000	806
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (c)(d)(e)	9,965	9,336
X Corp 1LN, term loan 9.5% 10/26/2029 (c)	9,000	8,954
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (c)(d)(e)	6,985	6,914
		26,010
Software - 0.3%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (c)(d)(e)	2,351	2,331
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (c)(d)(e)	27,945	27,548
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (c)(d)(e)	9,000	7,762
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (c)(d)(e)(f)	4,825	4,825
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (c)(d)(e)	5,000	4,873
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (c)(d)(e)	9,987	9,665
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (c)(d)(e)	8,000	7,687
		64,691
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (c)(d)(e)	10,000	9,850
TOTAL INFORMATION TECHNOLOGY		110,637

Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (c)(d)(e)	987	809
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (c)(d)(e)(h)	233	232
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (c)(d)(e)	368	368
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (c)(d)(e)	11,978	11,362
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (c)(d)(e)	6,000	5,956
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (c)(d)(e)	706	678
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (c)(d)(e)	12,515	11,967
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (c)(d)(e)	13,000	12,459
		43,831
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (c)(d)(e)(g)	8,000	7,025
TOTAL MATERIALS		50,856

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (c)(d)(e)	12,992	12,829
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (c)(d)(e)	17,947	17,796
		30,625
TOTAL UNITED STATES		473,437
TOTAL BANK LOAN OBLIGATIONS (Cost $505,460)		492,417

Commercial Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.641% 2/15/2039 (b)(d)(e)	70,000	69,781
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(d)(e)	100,000	100,012
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6187% 4/15/2037 (b)(d)(e)	84,000	84,000
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.8287% 2/15/2035 (b)(d)(e)	83,000	82,326
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 6.0787% 2/15/2035 (b)(d)(e)	54,000	53,561
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(d)(e)	25,737	25,808
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(d)(e)	80,000	80,000
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	82,882
TOTAL UNITED STATES		578,370
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $576,217)		578,370

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	272	677
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)(i)	444	5,608
Cano Health LLC warrants (f)(i)	14	62
		5,670
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	49	294
Spirit Aviation Holdings Inc	33	197
		491
TOTAL UNITED STATES		6,838
TOTAL COMMON STOCKS (Cost $12,197)		6,838

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	18,702	17,950
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	7,000	6,399
ON Semiconductor Corp 0% 5/1/2027 (j)	7,000	7,552
Wolfspeed Inc 1.875% 12/1/2029	29,000	5,219
		19,170
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (b)(j)	12,000	11,160
Core Scientific Inc 3% 9/1/2029 (b)	1,000	1,275
		12,435
TOTAL INFORMATION TECHNOLOGY		31,605

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	12,000	11,334
Redfin Corp 0.5% 4/1/2027	20,000	17,776
		29,110
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	6,000	6,225
TOTAL UNITED STATES		84,890
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $93,760)		84,890

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (f) (Cost $9,680)	402	9,680

Foreign Government and Government Agency Obligations - 4.3%
		Principal Amount (a)	Value ($)
BRAZIL - 1.1%
Brazilian Federative Republic 10% 1/1/2027	BRL	400,000	66,140
Brazilian Federative Republic 10% 1/1/2033	BRL	400,000	58,034
Federative Republic of Brazil 5.625% 2/21/2047		200,000	158,325
TOTAL BRAZIL			282,499
CANADA - 0.3%
Canadian Government 3.25% 12/1/2034	CAD	123,000	89,992
COLOMBIA - 0.8%
Colombian Republic 8% 11/14/2035		200,000	200,200
DOMINICAN REPUBLIC - 0.9%
Dominican Republic Bond 4.875% 9/23/2032 (b)		260,000	237,120
JAPAN - 1.2%
Japan Government 0.1% 12/20/2025	JPY	47,900,000	332,189
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,154,516)			1,142,000

Municipal Securities - 0.7%
	Principal Amount (a)	Value ($)
Illinois - 0.7%
General Obligations - 0.7%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025 (Cost $194,893)	200,000	195,793
TOTAL MUNICIPAL SECURITIES (Cost $194,893)		195,793

Non-Convertible Corporate Bonds - 39.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (b)		16,000	15,985
Mineral Resources Ltd 8.125% 5/1/2027 (b)		10,000	10,008
Mineral Resources Ltd 9.25% 10/1/2028 (b)		5,000	5,101

TOTAL AUSTRALIA			31,094
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)		7,000	6,560
BRAZIL - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		2,974	3,095
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (b)		9,000	8,854
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(e)		9,434	9,139
			17,993
TOTAL BRAZIL			21,088
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (b)		7,000	7,004
CANADA - 1.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (e)		3,000	3,024
Rogers Communications Inc 7.125% 4/15/2055 (e)		3,000	3,004
			6,028
Consumer Discretionary - 0.2%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (b)(k)		5,000	5,000
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		51,000	46,903
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		5,000	5,029
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		4,000	4,079
			56,011
TOTAL CONSUMER DISCRETIONARY			61,011

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (b)		2,000	1,335
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		3,000	2,624
			3,959
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Baytex Energy Corp 7.375% 3/15/2032 (b)		5,000	4,538
Parkland Corp 4.5% 10/1/2029 (b)		2,000	1,889
Parkland Corp 4.625% 5/1/2030 (b)		12,000	11,275
Parkland Corp 6.625% 8/15/2032 (b)		5,000	5,011
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)(e)		7,000	6,980
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)(e)		2,000	2,019
			31,712
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (b)		5,000	5,069
Bombardier Inc 7% 6/1/2032 (b)		5,000	5,114
Bombardier Inc 7.25% 7/1/2031 (b)		7,000	7,219
Bombardier Inc 8.75% 11/15/2030 (b)		5,000	5,367
			22,769
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (b)		7,000	7,220
TOTAL INDUSTRIALS			29,989

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (b)		38,000	35,367
Open Text Corp 3.875% 2/15/2028 (b)		2,000	1,916
			37,283
Materials - 0.5%
Chemicals - 0.4%
Methanex Corp 5.125% 10/15/2027		47,000	46,601
NOVA Chemicals Corp 4.25% 5/15/2029 (b)		14,000	13,385
NOVA Chemicals Corp 7% 12/1/2031 (b)		5,000	5,229
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		4,000	4,213
NOVA Chemicals Corp 9% 2/15/2030 (b)		5,000	5,383
			74,811
Containers & Packaging - 0.1%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (b)		12,000	11,932
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (b)		5,000	4,999
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		3,000	2,973
			7,972
TOTAL MATERIALS			94,715

TOTAL CANADA			264,697
CHILE - 0.1%
Communication Services - 0.1%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (b)		14,000	13,348
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (b)		7,000	7,005
TOTAL CHILE			20,353
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		20,000	9,160
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		9,000	6,300
			15,460
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		11,000	9,512
TOTAL COLOMBIA			24,972
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)		12,000	11,684
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)(l)		8,000	8,318
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (b)		2,000	1,884
TOTAL FINLAND			10,202
FRANCE - 1.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 7/15/2029 (b)		42,000	35,440
Altice France SA 5.5% 1/15/2028 (b)		9,000	7,747
Altice France SA 5.5% 10/15/2029 (b)		35,000	29,736
Iliad Holding SASU 7% 4/15/2032 (b)		17,000	17,109
Iliad Holding SASU 8.5% 4/15/2031 (b)		2,000	2,107
			92,139
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		15,000	15,650
Viridien 10% 10/15/2030 (b)		7,000	6,605
			22,255
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA 0.5% 1/19/2030 (e)(m)	EUR	100,000	103,932
BPCE SA 4.25% 7/16/2035 (e)(m)	EUR	100,000	115,829
			219,761
TOTAL FRANCE			334,155
GERMANY - 2.1%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
ZF Finance GmbH 2% 5/6/2027 (m)	EUR	100,000	108,569
ZF North America Capital Inc 6.75% 4/23/2030 (b)		5,000	4,748
ZF North America Capital Inc 6.875% 4/23/2032 (b)		7,000	6,413
ZF North America Capital Inc 7.125% 4/14/2030 (b)		7,000	6,749
			126,479
Financials - 0.1%
Financial Services - 0.1%
KfW 0.375% 4/23/2030 (m)	EUR	15,000	15,494
KfW 2.75% 1/17/2035 (m)	EUR	20,000	22,583
			38,077
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer AG 4.625% 5/26/2033 (m)	EUR	55,000	65,778
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Deutsche Post AG 3.125% 6/5/2032 (m)	EUR	25,000	28,390
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)		4,000	3,962
TOTAL INDUSTRIALS			32,352

Utilities - 1.1%
Electric Utilities - 1.1%
Amprion GmbH 3.625% 5/21/2031 (m)	EUR	100,000	116,065
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (e)(m)	EUR	100,000	105,426
EnBW International Finance BV 3.75% 11/20/2035 (m)	EUR	50,000	56,893
			278,384
TOTAL GERMANY			541,070
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)		10,000	9,610
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		2,000	1,633
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		3,000	2,606
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,000	760
Tullow Oil PLC 10.25% 5/15/2026 (b)		15,000	12,977

TOTAL GHANA			27,586
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		9,000	9,101
GUATEMALA - 1.0%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		217,000	193,130
Millicom International Cellular SA 7.375% 4/2/2032 (b)		80,000	80,870

TOTAL GUATEMALA			274,000
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		4,000	3,689
IRELAND - 0.7%
Financials - 0.7%
Banks - 0.5%
AIB Group PLC 2.875% 5/30/2031 (e)(m)	EUR	100,000	113,175
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (e)		8,000	7,885
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		24,000	23,858
GGAM Finance Ltd 6.875% 4/15/2029 (b)		5,000	5,093
GGAM Finance Ltd 8% 2/15/2027 (b)		10,000	10,290
GGAM Finance Ltd 8% 6/15/2028 (b)		2,000	2,101
TrueNoord Capital DAC 8.75% 3/1/2030 (b)		7,000	7,259
			48,601
TOTAL FINANCIALS			169,661

Industrials - 0.0%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(e)		5,000	5,005
TOTAL IRELAND			174,666
ISRAEL - 0.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(m)		4,000	3,943
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(m)		4,000	3,796
Energean Israel Finance Ltd 5.875% 3/30/2031 (b)(m)		1,000	917
Energean PLC 6.5% 4/30/2027 (b)		10,000	9,775
			18,431
Health Care - 0.8%
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		200,000	201,990
TOTAL ISRAEL			220,421
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
UniCredit SpA 5.459% 6/30/2035 (b)(e)		3,000	2,934
LUXEMBOURG - 1.3%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (b)		26,000	19,873
Altice France Holding SA 6% 2/15/2028 (b)		10,000	3,642
			23,515
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (b)		6,000	5,900
TOTAL COMMUNICATION SERVICES			29,415

Financials - 0.4%
Financial Services - 0.4%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (m)	EUR	100,000	118,725
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		5,000	4,833
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)		3,000	2,628
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (m)	EUR	100,000	106,744
Logicor Financing Sarl 0.875% 1/14/2031 (m)	EUR	100,000	97,355
			204,099
TOTAL LUXEMBOURG			359,700
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		4,000	4,016
MEXICO - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleos Mexicanos 6.5% 3/13/2027		11,000	10,797
Petroleos Mexicanos 7.69% 1/23/2050		500,000	368,200

TOTAL MEXICO			378,997
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)		6,000	5,964
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (b)		4,000	3,909
IHS Holding Ltd 6.25% 11/29/2028 (b)		9,000	8,691
IHS Holding Ltd 8.25% 11/29/2031 (b)		13,000	12,923

TOTAL NIGERIA			25,523
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		5,000	4,898
TGS ASA 8.5% 1/15/2030 (b)		9,000	9,158

TOTAL NORWAY			14,056
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		10,000	9,803
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		22,000	21,894
TOTAL PANAMA			31,697
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		9,000	8,737
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (b)		7,000	5,075
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		15,000	12,680
SPAIN - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)		9,000	8,615
SWITZERLAND - 1.0%
Financials - 0.9%
Capital Markets - 0.5%
UBS Group AG 2.125% 11/15/2029 (e)(m)	GBP	100,000	122,676
Insurance - 0.4%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (e)(m)	EUR	100,000	110,686
TOTAL FINANCIALS			233,362

Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (b)		14,000	12,571
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)		10,000	9,789
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		4,000	3,940
			26,300
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		14,000	12,825
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		1,000	807
			13,632
TOTAL SWITZERLAND			273,294
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		17,000	17,281
UNITED KINGDOM - 3.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)		3,000	2,859
Virgin Media Finance PLC 5% 7/15/2030 (b)		2,000	1,814
			4,673
Media - 0.2%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (b)		48,000	44,323
TOTAL COMMUNICATION SERVICES			48,996

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		5,000	5,196
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		6,000	6,279
			11,475
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT International Finance PLC 4.125% 4/12/2032 (m)	EUR	100,000	116,499
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (b)		10,000	11,026
Harbour Energy PLC 5.5% 10/15/2026 (b)		2,000	1,980
			13,006
Financials - 1.0%
Banks - 1.0%
Barclays PLC 5.262% 1/29/2034 (e)(m)	EUR	100,000	124,968
HSBC Holdings PLC 3% 7/22/2028 (e)	GBP	100,000	129,138
			254,106
Industrials - 1.1%
Ground Transportation - 0.5%
Mobico Group PLC 3.625% 11/20/2028 (m)(n)	GBP	100,000	121,285
Transportation Infrastructure - 0.6%
Heathrow Funding Ltd 6% 3/5/2032 (m)	GBP	100,000	134,192
TOTAL INDUSTRIALS			255,477

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)		2,000	1,990
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		5,000	4,944
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (b)		12,000	12,156
			17,100
Water Utilities - 0.6%
Anglian Water Services Financing PLC 6.293% 7/30/2030 (m)	GBP	25,000	34,587
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (m)	GBP	100,000	124,036
			158,623
TOTAL UTILITIES			175,723

TOTAL UNITED KINGDOM			877,272
UNITED STATES - 24.8%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.2%
Consolidated Communications Inc 5% 10/1/2028 (b)		2,000	2,019
Level 3 Financing Inc 10% 10/15/2032 (b)		1,000	1,005
Level 3 Financing Inc 10.5% 5/15/2030 (b)		32,000	35,000
Level 3 Financing Inc 11% 11/15/2029 (b)		358	406
Level 3 Financing Inc 3.625% 1/15/2029 (b)		5,000	4,150
Level 3 Financing Inc 3.75% 7/15/2029 (b)		1,000	821
Level 3 Financing Inc 3.875% 10/15/2030 (b)		9,000	7,583
Level 3 Financing Inc 4% 4/15/2031 (b)		3,000	2,483
Level 3 Financing Inc 4.25% 7/1/2028 (b)		2,000	1,780
Level 3 Financing Inc 4.5% 4/1/2030 (b)		1,000	879
Level 3 Financing Inc 4.875% 6/15/2029 (b)		1,000	908
Lumen Technologies Inc 4.125% 4/15/2030 (b)		2,000	1,943
Lumen Technologies Inc 4.5% 1/15/2029 (b)		1,000	885
			59,862
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (b)		5,000	5,065
Media - 2.4%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		8,000	6,110
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (b)		5,000	4,447
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)		2,000	1,875
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)		82,000	75,910
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		420,000	270,360
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)		3,000	2,652
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (b)		5,000	4,569
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)		5,000	5,066
CSC Holdings LLC 3.375% 2/15/2031 (b)		22,000	14,410
CSC Holdings LLC 4.5% 11/15/2031 (b)		2,000	1,352
CSC Holdings LLC 4.625% 12/1/2030 (b)		22,000	10,120
CSC Holdings LLC 5.5% 4/15/2027 (b)		16,000	15,157
DISH DBS Corp 5.125% 6/1/2029		16,000	10,519
DISH DBS Corp 7.375% 7/1/2028		2,000	1,374
EchoStar Corp 10.75% 11/30/2029		12,897	12,961
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)		4,960	4,266
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (b)		5,000	5,280
Sirius XM Radio LLC 4.125% 7/1/2030 (b)		90,000	81,771
Univision Communications Inc 4.5% 5/1/2029 (b)(l)		14,000	12,427
Univision Communications Inc 8% 8/15/2028 (b)		6,000	6,004
Univision Communications Inc 8.5% 7/31/2031 (b)(l)		16,000	15,363
Warnermedia Holdings Inc 5.141% 3/15/2052		123,000	79,736
			641,729
TOTAL COMMUNICATION SERVICES			706,656

Consumer Discretionary - 1.8%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (b)		6,000	5,957
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)		4,000	4,074
Patrick Industries Inc 6.375% 11/1/2032 (b)		3,000	2,957
			12,988
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (b)(d)(e)		10,000	10,049
Broadline Retail - 0.2%
CMG Media Corp 8.875% 6/18/2029 (b)		3,000	2,760
GrubHub Holdings Inc 5.5% 7/1/2027 (b)(l)		7,000	6,458
Kohl's Corp 4.25% 7/17/2025		4,000	3,970
Wayfair LLC 7.25% 10/31/2029 (b)(l)		19,000	18,505
Wayfair LLC 7.75% 9/15/2030 (b)		14,000	13,716
			45,409
Diversified Consumer Services - 0.3%
Service Corp International/US 5.125% 6/1/2029		8,000	7,902
Service Corp International/US 5.75% 10/15/2032		5,000	4,969
Sotheby's 7.375% 10/15/2027 (b)		12,000	11,816
StoneMor Inc 8.5% 5/15/2029 (b)		10,000	9,218
TKC Holdings Inc 10.5% 5/15/2029 (b)		14,000	14,392
TKC Holdings Inc 6.875% 5/15/2028 (b)		5,000	4,973
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		17,000	16,960
			70,230
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Inc 6% 10/15/2032 (b)(l)		5,000	4,796
Caesars Entertainment Inc 8.125% 7/1/2027 (b)		8,000	8,012
Carnival Corp 5.75% 3/15/2030 (b)		12,000	12,028
Carnival Corp 5.875% 6/15/2031 (b)		10,000	10,006
Carnival Corp 6.125% 2/15/2033 (b)		17,000	17,047
CEC Entertainment LLC 6.75% 5/1/2026 (b)		11,000	10,821
ClubCorp Holdings Inc 8.5% 9/15/2025 (b)		6,000	5,850
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		2,000	1,876
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		13,000	11,806
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		4,000	3,560
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		24,000	24,162
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)		5,000	5,077
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)		5,000	4,994
Life Time Inc 6% 11/15/2031 (b)		12,000	12,027
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)		10,000	7,533
MGM Resorts International 6.5% 4/15/2032 (l)		5,000	4,990
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (b)		6,000	6,227
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)		6,000	6,106
NCL Corp Ltd 6.75% 2/1/2032 (b)		5,000	5,006
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		5,000	4,942
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		5,000	5,018
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		2,000	2,027
Station Casinos LLC 6.625% 3/15/2032 (b)		5,000	5,007
Viking Cruises Ltd 9.125% 7/15/2031 (b)		5,000	5,368
Yum! Brands Inc 4.625% 1/31/2032		3,000	2,845
			187,131
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		3,000	2,813
Beazer Homes USA Inc 7.5% 3/15/2031 (b)		5,000	4,906
LGI Homes Inc 4% 7/15/2029 (b)		2,000	1,771
LGI Homes Inc 7% 11/15/2032 (b)		7,000	6,500
LGI Homes Inc 8.75% 12/15/2028 (b)		4,000	4,117
Newell Brands Inc 6.375% 5/15/2030		7,000	6,569
Newell Brands Inc 6.875% 4/1/2036 (n)		7,000	6,433
Newell Brands Inc 7% 4/1/2046 (l)(n)		5,000	4,065
Newell Brands Inc 8.5% 6/1/2028 (b)		9,000	9,311
TopBuild Corp 4.125% 2/15/2032 (b)		2,000	1,814
			48,299
Specialty Retail - 0.4%
Carvana Co 14% 6/1/2031 pay-in-kind (b)(e)		50,017	58,016
Carvana Co 4.875% 9/1/2029 (b)		1,000	890
Carvana Co 5.625% 10/1/2025 (b)		10,000	9,939
Carvana Co 9% 12/1/2028 pay-in-kind (b)(e)		960	986
Champions Financing Inc 8.75% 2/15/2029 (b)(l)		7,000	6,520
LBM Acquisition LLC 6.25% 1/15/2029 (b)		5,000	4,016
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		5,000	5,080
Staples Inc 10.75% 9/1/2029 (b)		12,000	10,863
Staples Inc 12.75% 1/15/2030 (b)		6,150	3,959
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)(l)		4,000	4,161
			104,430
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032		10,000	8,726
Wolverine World Wide Inc 4% 8/15/2029 (b)		4,000	3,501
			12,227
TOTAL CONSUMER DISCRETIONARY			490,763

Consumer Staples - 0.7%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)		6,000	6,008
Consumer Staples Distribution & Retail - 0.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		48,000	45,098
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		3,000	2,918
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)		5,000	5,076
C&S Group Enterprises LLC 5% 12/15/2028 (b)		11,000	9,361
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		8,000	8,339
Performance Food Group Inc 5.5% 10/15/2027 (b)		8,000	7,967
Performance Food Group Inc 6.125% 9/15/2032 (b)		5,000	5,040
US Foods Inc 5.75% 4/15/2033 (b)(l)		5,000	4,912
US Foods Inc 6.875% 9/15/2028 (b)		7,000	7,198
			95,909
Food Products - 0.3%
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		7,000	7,347
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		3,000	3,138
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		22,000	20,294
Post Holdings Inc 4.625% 4/15/2030 (b)		50,000	47,319
Post Holdings Inc 6.25% 10/15/2034 (b)		5,000	4,939
Post Holdings Inc 6.25% 2/15/2032 (b)		5,000	5,084
Post Holdings Inc 6.375% 3/1/2033 (b)		5,000	4,963
			93,084
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)		3,000	3,024
TOTAL CONSUMER STAPLES			198,025

Energy - 3.9%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)		4,000	4,021
Nabors Industries Inc 7.375% 5/15/2027 (b)		7,000	6,720
Nabors Industries Inc 8.875% 8/15/2031 (b)		5,000	3,422
Nabors Industries Inc 9.125% 1/31/2030 (b)(l)		5,000	4,556
Nabors Industries Ltd 7.5% 1/15/2028 (b)		9,000	7,519
Star Holding LLC 8.75% 8/1/2031 (b)		4,000	3,609
Transocean Inc 8% 2/1/2027 (b)		12,000	11,731
Transocean Inc 8.25% 5/15/2029 (b)		5,000	4,509
Transocean Inc 8.5% 5/15/2031 (b)		24,000	20,628
Transocean Poseidon Ltd 6.875% 2/1/2027 (b)		1,050	1,051
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		11,000	10,996
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)		5,000	5,079
Valaris Ltd 8.375% 4/30/2030 (b)		5,000	5,019
			88,860
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		4,000	3,959
California Resources Corp 7.125% 2/1/2026 (b)		1,000	999
California Resources Corp 8.25% 6/15/2029 (b)		30,000	30,055
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (b)		9,000	8,676
Cheniere Energy Partners LP 5.75% 8/15/2034		5,000	5,018
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		18,000	17,992
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		7,000	7,114
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		31,000	28,737
CNX Resources Corp 7.25% 3/1/2032 (b)		5,000	5,095
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)		2,000	2,078
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)		6,000	6,176
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)		2,000	2,009
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)		2,000	2,010
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)		2,000	2,030
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,000	946
Comstock Resources Inc 6.75% 3/1/2029 (b)		31,000	30,554
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		12,000	12,704
CVR Energy Inc 5.75% 2/15/2028 (b)		8,000	7,616
CVR Energy Inc 8.5% 1/15/2029 (b)		7,000	6,832
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)		11,000	11,046
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)		30,000	31,070
DT Midstream Inc 5.8% 12/15/2034 (b)		2,000	1,984
Excelerate Energy LP 8% 5/15/2030 (b)		6,000	6,211
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		11,000	11,161
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		39,000	39,161
Global Partners LP / GLP Finance Corp 7% 8/1/2027		2,000	2,005
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)(l)		5,000	5,198
Harvest Midstream I LP 7.5% 5/15/2032 (b)		5,000	5,137
Harvest Midstream I LP 7.5% 9/1/2028 (b)		12,000	12,185
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		48,000	45,751
Hess Midstream Operations LP 5.875% 3/1/2028 (b)		12,000	12,118
Hess Midstream Operations LP 6.5% 6/1/2029 (b)		5,000	5,104
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)		5,000	5,174
Kinder Morgan Inc 3.6% 2/15/2051		200,000	132,748
Kinetik Holdings LP 5.875% 6/15/2030 (b)		5,000	4,970
Kinetik Holdings LP 6.625% 12/15/2028 (b)		12,000	12,239
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		8,000	7,714
MPLX LP 5% 3/1/2033		50,000	48,523
MPLX LP 5.65% 3/1/2053		50,000	44,275
New Fortress Energy Inc 6.5% 9/30/2026 (b)		1,000	599
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		5,000	5,040
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,000	928
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		19,000	16,517
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)		12,000	11,473
Permian Resources Operating LLC 6.25% 2/1/2033 (b)		4,000	3,946
Permian Resources Operating LLC 7% 1/15/2032 (b)		6,000	6,155
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)		5,000	5,150
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		30,000	28,740
Sunoco LP 6.25% 7/1/2033 (b)		5,000	5,000
Sunoco LP 7% 5/1/2029 (b)		5,000	5,160
Sunoco LP 7.25% 5/1/2032 (b)		5,000	5,199
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		12,000	11,498
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		45,000	42,887
Talos Production Inc 9% 2/1/2029 (b)		5,000	4,966
Targa Resources Corp 4.2% 2/1/2033		160,000	146,246
TransMontaigne Partners LLC 8.5% 6/15/2030 (b)		4,000	4,083
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)		5,000	5,222
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)		5,000	5,265
			938,448
TOTAL ENERGY			1,027,308

Financials - 3.3%
Banks - 0.4%
Bank of America Corp 2.299% 7/21/2032 (e)		90,000	77,218
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (b)		9,000	8,762
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)		5,000	5,146
Western Alliance Bancorp 3% 6/15/2031 (e)		10,000	9,232
			100,358
Capital Markets - 0.5%
Coinbase Global Inc 3.625% 10/1/2031 (b)		4,000	3,481
Hightower Holding LLC 6.75% 4/15/2029 (b)		2,000	1,972
Hightower Holding LLC 9.125% 1/31/2030 (b)		5,000	5,205
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		13,000	13,022
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)		10,000	10,255
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (b)		5,000	5,223
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		1,000	947
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		100,000	99,604
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		5,000	5,213
			144,922
Consumer Finance - 1.6%
Ally Financial Inc 6.646% 1/17/2040 (e)		14,000	13,445
Ally Financial Inc 6.7% 2/14/2033		2,000	2,034
Capital One Financial Corp 5.468% 2/1/2029 (e)		9,000	9,160
Capital One Financial Corp 5.817% 2/1/2034 (e)		15,000	15,196
Capital One Financial Corp 7.624% 10/30/2031 (e)		11,000	12,268
Encore Capital Group Inc 8.5% 5/15/2030 (b)		10,000	10,600
Encore Capital Group Inc 9.25% 4/1/2029 (b)		3,000	3,199
Ford Motor Credit Co LLC 3.375% 11/13/2025		200,000	198,415
Ford Motor Credit Co LLC 5.8% 3/8/2029		40,000	39,448
Navient Corp 4.875% 3/15/2028		1,000	976
Navient Corp 5% 3/15/2027		6,000	5,939
Navient Corp 5.5% 3/15/2029		5,000	4,810
Navient Corp 5.625% 8/1/2033		1,000	879
Navient Corp 7.875% 6/15/2032		5,000	5,043
OneMain Finance Corp 3.5% 1/15/2027		4,000	3,875
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,056
OneMain Finance Corp 6.75% 3/15/2032		5,000	4,970
OneMain Finance Corp 7.125% 11/15/2031		13,000	13,197
OneMain Finance Corp 7.125% 9/15/2032 (k)		5,000	5,031
OneMain Finance Corp 7.5% 5/15/2031		24,000	24,651
PRA Group Inc 8.875% 1/31/2030 (b)		6,000	6,149
RFNA LP 7.875% 2/15/2030 (b)		3,000	3,007
SLM Corp 6.5% 1/31/2030		6,000	6,187
			393,535
Financial Services - 0.6%
Azorra Finance Ltd 7.75% 4/15/2030 (b)		4,000	4,012
Block Inc 3.5% 6/1/2031		5,000	4,518
Block Inc 6.5% 5/15/2032		17,000	17,374
Boost Newco Borrower LLC 7.5% 1/15/2031 (b)		5,000	5,290
Clue Opco LLC 9.5% 10/15/2031 (b)		3,000	3,088
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		2,000	1,949
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		27,000	25,693
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		3,000	2,972
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		5,000	4,532
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		5,000	4,845
Jefferson Capital Holdin 8.25% 5/15/2030 (b)		5,000	5,118
NFE Financing LLC 12% 11/15/2029 (b)		11,468	4,920
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)		6,000	6,032
PennyMac Financial Services Inc 6.875% 5/15/2032 (b)		9,000	9,043
Saks Global Enterprises LLC 11% 12/15/2029 (b)		11,000	5,280
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		10,000	10,203
UWM Holdings LLC 6.625% 2/1/2030 (b)		5,000	4,902
Walker & Dunlop Inc 6.625% 4/1/2033 (b)		5,000	5,063
WEX Inc 6.5% 3/15/2033 (b)		12,000	11,869
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		21,000	21,856
			158,559
Insurance - 0.1%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		5,000	5,159
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		5,000	5,171
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (b)		5,000	5,226
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)		5,000	5,040
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (b)		5,000	5,139
AmWINS Group Inc 6.375% 2/15/2029 (b)		5,000	5,070
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		6,000	5,936
			36,741
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 6.25% 10/15/2025 (b)		1,000	1,001
Rithm Capital Corp 8% 4/1/2029 (b)		5,000	5,013
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		1,000	976
Starwood Property Trust Inc 6% 4/15/2030 (b)		5,000	4,986
Starwood Property Trust Inc 6.5% 10/15/2030 (b)		5,000	5,060
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		7,000	7,099
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		12,000	12,475
			36,610
TOTAL FINANCIALS			870,725

Health Care - 3.4%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		10,000	7,574
Health Care Equipment & Supplies - 0.2%
AdaptHealth LLC 5.125% 3/1/2030 (b)		7,000	6,469
Avantor Funding Inc 4.625% 7/15/2028 (b)		2,000	1,949
Insulet Corp 6.5% 4/1/2033 (b)		5,000	5,141
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		40,000	40,703
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)		3,000	3,116
			57,378
Health Care Providers & Services - 2.9%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)(l)		5,000	5,095
Centene Corp 2.625% 8/1/2031		40,000	33,881
Centene Corp 4.625% 12/15/2029		80,000	77,040
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		70,000	59,917
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		18,000	13,905
CVS Health Corp 6.75% 12/10/2054 (e)		21,000	20,441
CVS Health Corp 7% 3/10/2055 (e)		18,000	18,131
DaVita Inc 4.625% 6/1/2030 (b)		49,000	45,788
DaVita Inc 6.75% 7/15/2033 (b)		10,000	10,103
DaVita Inc 6.875% 9/1/2032 (b)		5,000	5,079
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		7,000	6,972
LifePoint Health Inc 10% 6/1/2032 (b)		4,000	4,184
ModivCare Inc 5% 10/1/2029 (b)		2,000	100
Molina Healthcare Inc 6.25% 1/15/2033 (b)		18,000	17,971
Owens & Minor Inc 10% 4/15/2030 (b)		7,000	7,312
Owens & Minor Inc 4.5% 3/31/2029 (b)		4,000	3,269
Owens & Minor Inc 6.625% 4/1/2030 (b)		4,000	3,387
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		4,000	3,872
Prime Healthcare Foundation Inc 7% 12/1/2027		142,000	144,149
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)		6,000	6,096
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(e)		9,526	9,574
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(e)		1,048	1,011
Select Medical Corp 6.25% 12/1/2032 (b)(l)		5,000	4,955
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)		2,000	1,996
Tenet Healthcare Corp 6.125% 6/15/2030		46,000	46,413
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		200,000	195,631
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		13,000	13,213
			759,485
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (b)		26,000	25,741
Bausch Health Americas Inc 8.5% 1/31/2027 (b)		1,000	942
Bausch Health Americas Inc 9.25% 4/1/2026 (b)		9,000	8,867
Bausch Health Cos Inc 11% 9/30/2028 (b)		4,000	3,838
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		5,000	4,081
Bausch Health Cos Inc 5.25% 1/30/2030 (b)		3,000	1,703
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		9,000	8,454
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)(l)		5,000	4,201
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)		5,000	4,652
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (b)		5,000	4,312
			66,791
TOTAL HEALTH CARE			891,228

Industrials - 3.2%
Aerospace & Defense - 1.1%
ATI Inc 7.25% 8/15/2030 (l)		5,000	5,236
Axon Enterprise Inc 6.125% 3/15/2030 (b)		12,000	12,239
Axon Enterprise Inc 6.25% 3/15/2033 (b)		5,000	5,073
Boeing Co 6.259% 5/1/2027		2,000	2,056
Boeing Co 6.298% 5/1/2029		3,000	3,155
Boeing Co 6.388% 5/1/2031		2,000	2,134
Boeing Co 6.528% 5/1/2034		3,000	3,202
Boeing Co 6.858% 5/1/2054		144,000	153,577
Boeing Co 7.008% 5/1/2064		4,000	4,273
Goat Holdco LLC 6.75% 2/1/2032 (b)		5,000	4,981
OneSky Flight LLC 8.875% 12/15/2029 (b)		6,000	6,049
Spirit AeroSystems Inc 9.75% 11/15/2030 (b)		5,000	5,521
TransDigm Inc 6% 1/15/2033 (b)		7,000	6,927
TransDigm Inc 6.375% 3/1/2029 (b)		5,000	5,081
TransDigm Inc 6.375% 5/31/2033 (b)		10,000	9,880
TransDigm Inc 7.125% 12/1/2031 (b)		41,000	42,413
			271,797
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (b)(l)		30,000	29,562
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (b)		4,000	4,142
			33,704
Building Products - 0.4%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)(l)		30,000	30,368
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(e)		14,000	13,301
Builders FirstSource Inc 6.375% 3/1/2034 (b)		5,000	4,982
Builders FirstSource Inc 6.75% 5/15/2035 (b)		15,000	15,085
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (b)		21,000	21,212
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)		5,000	5,117
Masterbrand Inc 7% 7/15/2032 (b)		2,000	1,989
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		2,000	2,015
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (b)(l)		10,000	8,021
Standard Building Solutions Inc 6.5% 8/15/2032 (b)		5,000	5,078
			107,168
Commercial Services & Supplies - 0.9%
ADT Security Corp/The 4.125% 8/1/2029 (b)(l)		48,000	45,777
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (b)		37,000	37,304
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)		11,000	11,400
Artera Services LLC 8.5% 2/15/2031 (b)		39,000	33,142
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		24,000	21,526
Clean Harbors Inc 6.375% 2/1/2031 (b)(l)		2,000	2,035
CoreCivic Inc 4.75% 10/15/2027		12,000	11,712
CoreCivic Inc 8.25% 4/15/2029		5,000	5,285
GEO Group Inc/The 10.25% 4/15/2031		11,000	12,058
GEO Group Inc/The 8.625% 4/15/2029		5,000	5,277
GFL Environmental Inc 3.5% 9/1/2028 (b)		2,000	1,905
GFL Environmental Inc 6.75% 1/15/2031 (b)		5,000	5,187
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		14,000	13,248
OT Midco Inc 10% 2/15/2030 (b)		12,000	9,997
Reworld Holding Corp 4.875% 12/1/2029 (b)		7,000	6,628
Waste Pro USA Inc 7% 2/1/2033 (b)		5,000	5,127
Williams Scotsman Inc 6.625% 4/15/2030 (b)		5,000	5,125
Williams Scotsman Inc 6.625% 6/15/2029 (b)		7,000	7,138
			239,871
Construction & Engineering - 0.1%
Amsted Industries Inc 6.375% 3/15/2033 (b)		6,000	6,090
Pike Corp 5.5% 9/1/2028 (b)		6,000	5,951
Pike Corp 8.625% 1/31/2031 (b)		5,000	5,385
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)		13,000	13,200
			30,626
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (b)		5,000	4,693
WESCO Distribution Inc 6.375% 3/15/2033 (b)		12,000	12,223
			16,916
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (b)		5,000	5,038
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)		12,000	12,187
XPO Inc 6.25% 6/1/2028 (b)		5,000	5,050
			22,275
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (b)		1,000	999
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (b)		5,000	5,185
			6,184
Machinery - 0.0%
Enpro Inc 6.125% 6/1/2033 (b)		5,000	5,038
Mueller Water Products Inc 4% 6/15/2029 (b)		2,000	1,897
			6,935
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)		5,000	5,050
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (b)(l)		7,000	7,253
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)		12,000	11,870
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (b)(e)		1,261	977
			25,150
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		7,000	7,141
CACI International Inc 6.375% 6/15/2033 (b)(k)(o)		9,000	9,175
TriNet Group Inc 7.125% 8/15/2031 (b)		5,000	5,155
			21,471
Trading Companies & Distributors - 0.2%
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (b)		5,000	5,111
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		7,000	7,356
Foundation Building Materials Inc 6% 3/1/2029 (b)		5,000	4,259
Herc Holdings Escrow Inc 7% 6/15/2030 (b)(k)		10,000	10,302
Herc Holdings Escrow Inc 7.25% 6/15/2033 (b)(k)		10,000	10,292
QXO Building Products Inc 6.75% 4/30/2032 (b)		20,000	20,507
United Rentals North America Inc 6.125% 3/15/2034 (b)		5,000	5,068
			62,895
TOTAL INDUSTRIALS			844,992

Information Technology - 0.9%
Communications Equipment - 0.1%
CommScope LLC 4.75% 9/1/2029 (b)		13,000	12,448
Viasat Inc 6.5% 7/15/2028 (b)		5,000	4,589
Viasat Inc 7.5% 5/30/2031 (b)		6,000	4,787
			21,824
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		5,000	4,845
Insight Enterprises Inc 6.625% 5/15/2032 (b)		5,000	5,095
Lightning Power LLC 7.25% 8/15/2032 (b)		5,000	5,242
TTM Technologies Inc 4% 3/1/2029 (b)		4,000	3,802
			18,984
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		16,000	15,227
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)		3,000	3,065
ASGN Inc 4.625% 5/15/2028 (b)		5,000	4,823
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (b)		5,000	5,031
CoreWeave Inc 9.25% 6/1/2030 (b)		9,000	8,990
			37,136
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Inc 4.375% 4/15/2028 (b)		48,000	46,342
Wolfspeed Inc 7.9583% 6/23/2030 (b)(f)(h)(n)		5,014	4,826
			51,168
Software - 0.3%
Cloud Software Group Inc 6.5% 3/31/2029 (b)		7,000	6,992
Cloud Software Group Inc 8.25% 6/30/2032 (b)		4,000	4,206
Cloud Software Group Inc 9% 9/30/2029 (b)		34,000	34,802
Fair Isaac Corp 6% 5/15/2033 (b)		15,000	14,972
Gen Digital Inc 6.25% 4/1/2033 (b)		5,000	5,056
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (b)		3,000	3,045
UKG Inc 6.875% 2/1/2031 (b)		5,000	5,152
			74,225
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)		5,000	5,009
Seagate HDD Cayman 5.75% 12/1/2034		5,000	4,909
Seagate HDD Cayman 8.25% 12/15/2029		7,000	7,462
Western Digital Corp 2.85% 2/1/2029		6,000	5,483
Western Digital Corp 3.1% 2/1/2032		2,000	1,727
Western Digital Corp 4.75% 2/15/2026		6,000	5,980
			30,570
TOTAL INFORMATION TECHNOLOGY			233,907

Materials - 2.0%
Chemicals - 1.4%
Celanese US Holdings LLC 6.5% 4/15/2030 (l)		85,000	85,654
Celanese US Holdings LLC 6.75% 4/15/2033 (l)		92,000	89,542
Chemours Co/The 5.375% 5/15/2027		2,000	1,958
Chemours Co/The 5.75% 11/15/2028 (b)		40,000	35,816
GPD Cos Inc 10.125% 4/1/2026 (b)		8,000	7,692
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(e)		15,687	13,903
Mativ Holdings Inc 8% 10/1/2029 (b)		6,000	5,119
Methanex US Operations Inc 6.25% 3/15/2032 (b)		5,000	4,839
Olin Corp 5% 2/1/2030 (l)		47,000	44,485
Olin Corp 6.625% 4/1/2033 (b)		12,000	11,486
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)(l)		5,000	4,641
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		2,000	1,941
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)		6,000	5,887
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		4,000	3,980
Tronox Inc 4.625% 3/15/2029 (b)(l)		15,000	12,541
WR Grace Holdings LLC 4.875% 6/15/2027 (b)		8,000	7,888
WR Grace Holdings LLC 5.625% 8/15/2029 (b)		15,000	13,217
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		1,000	1,009
			351,598
Construction Materials - 0.2%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		29,000	29,469
Quikrete Holdings Inc 6.75% 3/1/2033 (b)		11,000	11,162
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (b)		6,000	5,913
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		5,000	5,134
			51,678
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		14,000	12,420
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		2,000	2,005
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)		12,000	12,127
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)(l)		4,000	4,090
Crown Americas LLC 5.875% 6/1/2033 (b)		10,000	9,932
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		2,000	1,964
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		5,000	5,007
Sealed Air Corp 6.5% 7/15/2032 (b)		7,000	7,169
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (b)		5,000	5,225
			59,939
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		11,000	11,420
Cleveland-Cliffs Inc 6.875% 11/1/2029 (b)(l)		5,000	4,649
Cleveland-Cliffs Inc 7% 3/15/2032 (b)		12,000	10,351
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)(l)		5,000	4,293
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)(l)		12,000	10,791
Kaiser Aluminum Corp 4.5% 6/1/2031 (b)		5,000	4,594
Novelis Corp 3.25% 11/15/2026 (b)		4,000	3,924
Novelis Corp 3.875% 8/15/2031 (b)		3,000	2,667
Novelis Corp 6.875% 1/30/2030 (b)		9,000	9,281
Vibrantz Technologies Inc 9% 2/15/2030 (b)		6,000	4,230
			66,200
TOTAL MATERIALS			529,415

Real Estate - 1.0%
Diversified REITs - 0.6%
Piedmont Operating Partnership LP 6.875% 7/15/2029		45,000	46,582
Piedmont Operating Partnership LP 9.25% 7/20/2028		15,000	16,564
Safehold GL Holdings LLC 2.8% 6/15/2031		7,000	6,150
Safehold GL Holdings LLC 2.85% 1/15/2032		4,000	3,401
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		56,000	51,017
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		11,000	11,670
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		1,000	943
			136,327
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		14,000	9,184
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		5,000	3,790
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		20,000	17,432
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		5,000	5,125
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,000	7,609
			43,140
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)(k)		5,000	5,085
Office REITs - 0.1%
Highwoods Realty LP 7.65% 2/1/2034		31,000	34,151
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)		14,000	12,789
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (b)		2,000	1,553
Brandywine Operating Partnership LP 8.875% 4/12/2029		7,000	7,454
Forestar Group Inc 6.5% 3/15/2033 (b)		12,000	11,899
Howard Hughes Corp/The 4.375% 2/1/2031 (b)		1,000	908
Kennedy-Wilson Inc 4.75% 2/1/2030 (l)		5,000	4,438
			39,041
TOTAL REAL ESTATE			257,744

Utilities - 2.0%
Electric Utilities - 2.0%
DPL Inc 4.35% 4/15/2029		340,000	327,235
Edison International 6.25% 3/15/2030 (l)		3,000	3,038
Edison International 7.875% 6/15/2054 (e)(l)		6,000	5,773
Edison International 8.125% 6/15/2053 (e)(l)		6,000	5,928
NRG Energy Inc 5.25% 6/15/2029 (b)		7,000	6,918
NRG Energy Inc 5.75% 7/15/2029 (b)		31,000	30,666
NRG Energy Inc 6% 2/1/2033 (b)		5,000	4,954
NRG Energy Inc 6.25% 11/1/2034 (b)		5,000	5,002
PacifiCorp 7.375% 9/15/2055 (e)		8,000	8,139
PG&E Corp 5% 7/1/2028		7,000	6,830
PG&E Corp 5.25% 7/1/2030		17,000	16,494
PG&E Corp 7.375% 3/15/2055 (e)		19,000	18,605
Vistra Operations Co LLC 5% 7/31/2027 (b)		47,000	46,863
Vistra Operations Co LLC 6.875% 4/15/2032 (b)		5,000	5,201
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		5,000	5,302
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)(l)		12,000	12,059
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (b)(l)		7,000	7,310
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (b)(l)		5,000	5,245
			521,562
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 6.95% 7/15/2055 (e)		10,000	9,488
Alpha Generation LLC 6.75% 10/15/2032 (b)		2,000	2,039
Calpine Corp 4.625% 2/1/2029 (b)		2,000	1,949
Calpine Corp 5.125% 3/15/2028 (b)		3,000	2,974
Sunnova Energy Corp 5.875% 9/1/2026 (b)		2,000	595
			17,045
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (b)		7,000	7,038
TOTAL UTILITIES			545,645

TOTAL UNITED STATES			6,596,408
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.875% 10/15/2027 (b)		22,000	21,729
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,385,225)			10,626,320

Preferred Securities - 3.4%
		Principal Amount (a)	Value ($)
CANADA - 2.6%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Enbridge Inc 5.75% 7/15/2080 (e)		240,000	237,083
Financials - 1.7%
Banks - 1.7%
Bank of Nova Scotia/The 4.9% (e)(p)		150,000	151,681
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.1513% (d)(e)(p)		300,000	295,797
			447,478
TOTAL CANADA			684,561
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen International Finance NV 3.875% (e)(m)(p)	EUR	100,000	112,278
UNITED STATES - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP 6.625% (e)(p)		24,000	24,090
Energy Transfer LP Series G, 7.125% (e)(p)		10,000	10,076
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (d)(e)(p)		14,000	13,962
			48,128
Financials - 0.2%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(e)(p)		10,000	10,156
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (e)(p)		3,000	2,627
Ally Financial Inc 4.7% (e)(p)		34,000	32,196
			34,823
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(f)(p)		2,056	2,087
TOTAL FINANCIALS			47,066

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (e)(p)		6,000	5,833
Aircastle Ltd 5.25% (b)(e)(p)		7,000	7,027
			12,860
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (e)(p)		2,000	1,806
TOTAL UNITED STATES			109,860
TOTAL PREFERRED SECURITIES (Cost $872,147)			906,699

U.S. Treasury Obligations - 44.3%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	1,574,000	1,257,048
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	370,000	323,504
US Treasury Bonds 4.25% 8/15/2054	4.34 to 4.98	1,450,400	1,296,975
US Treasury Bonds 4.375% 2/15/2038	3.61	70,000	68,789
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	757,000	736,360
US Treasury Notes 4% 2/15/2034	4.27 to 4.35	44,000	42,991
US Treasury Notes 4% 4/30/2032	4.11	80,000	79,213
US Treasury Notes 4.125% 7/31/2031	3.90	50,000	50,064
US Treasury Notes 4.375% 5/15/2034	3.83 to 4.32	7,438,000	7,458,919
US Treasury Notes 4.5% 12/31/2031 (r)	4.70	400,000	408,172
US Treasury Notes 4.625% 4/30/2029	4.72	30,000	30,761
US Treasury Notes 4.75% 2/15/2045	4.54	30,000	29,282
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,285,804)			11,782,078

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	4.32	352,978	353,049
Fidelity Securities Lending Cash Central Fund (s)(t)	4.32	244,041	244,065
TOTAL MONEY MARKET FUNDS (Cost $597,114)			597,114

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $27,049,664)	26,805,712
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(122,030)
NET ASSETS - 100.0%	26,683,682

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	1	Sep 2025	207,516	412	412
CBOT 5 Year US Treasury Note Contracts (United States)	3	Sep 2025	324,914	2,551	2,551
CBOT US Treasury Long Bond Contracts (United States)	1	Sep 2025	113,125	2,706	2,706

TOTAL PURCHASED					5,669

Sold

Interest Rate Contracts
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	1	Sep 2025	123,256	(1,676)	(1,676)

TOTAL FUTURES CONTRACTS					3,993
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	88,000	USD	98,354	Canadian Imperial Bank of Commerce	7/08/25	1,794
USD	90,328	CAD	126,000	HSBC BANK USA	7/08/25	(1,650)
USD	1,453	CAD	2,000	JPMorgan Chase Bank NA	7/08/25	(7)
USD	5,607	EUR	5,000	Citibank NA	7/08/25	(83)
USD	1,766,361	EUR	1,551,000	Goldman Sachs Bank USA	7/08/25	1,249
USD	691,147	GBP	516,000	BNP Paribas SA	7/08/25	(4,197)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,894)
Unrealized Appreciation						3,043
Unrealized Depreciation						(5,937)

Currency Abbreviations
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,950,145 or 22.3% of net assets.

(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Level 3 security
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,568 and $3,441, respectively.

(i)	Non-income producing
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Security or a portion of the security is on loan at period end.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,184,821 or 8.2% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	A portion of the security sold on a delayed delivery basis.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,409.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,217,768	5,601,863	6,466,582	38,603	-	-	353,049	352,978	0.0%
Fidelity Securities Lending Cash Central Fund	45,202	1,056,845	857,982	350	-	-	244,065	244,041	0.0%
Total	1,262,970	6,658,708	7,324,564	38,953	-	-	597,114

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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